SUPPLEMENTARY CASH FLOW INFORMATION (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of supplementary cash flow information [Abstract]
Cash on hand and at bank	$ 111,191	$ 65,251
Bank term deposits and GICs	7,544	526
Total cash and cash equivalents	$ 118,735	$ 65,777	$ 67,441